Consolidated Statement of Stockholders' Equity (Deficit) (USD $)	First Issuance [Member] Common Stock [Member]	First Issuance [Member] Additional Paid-in Capital [Member]	First Issuance [Member] Parent [Member]	First Issuance [Member]	Second Issuance [Member] Common Stock [Member]	Second Issuance [Member] Additional Paid-in Capital [Member]	Second Issuance [Member] Parent [Member]	Second Issuance [Member]	Third Issuance [Member] Common Stock [Member]	Third Issuance [Member] Additional Paid-in Capital [Member]	Third Issuance [Member] Parent [Member]	Third Issuance [Member]	Common Stock [Member] Advisor [Member]	Common Stock [Member]	Additional Paid-in Capital [Member] Advisor [Member]	Additional Paid-in Capital [Member] Employee [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Parent [Member] Advisor [Member]	Parent [Member] Employee [Member]	Parent [Member]	Noncontrolling Interest [Member]	Advisor [Member]	Employee [Member]	Total
Balance at Dec. 31, 2012														$ 37,366			$ 4,032,030	$ (4,731,966)			$ (662,570)				$ (662,570)
Balance (in Shares) at Dec. 31, 2012														3,736,534
Common stock issued for cash	1,250	498,750	500,000	500,000	1,000	399,000	400,000	400,000	175	69,825	70,000	70,000
Common stock issued for cash (in Shares)	125,000				100,000				17,500					242,500
Net income (loss)																		(2,370,222)			(2,370,222)	19,976			(2,350,246)
Stock-based compensation expense															108,731	191,249			108,731	191,249			108,731	191,249
Acquisition note payable - warrants																	81,449				81,449				81,449
Noncontrolling interest in subsidiary																						766,827			766,827
Common stock issued upon conversion of convertible debt, accrued interest, and conversion price adjustment														365			247,817				248,182				248,182
Common stock issued upon conversion of convertible debt, accrued interest, and conversion price adjustment (in Shares)														36,498
Common stock issued for rights to acquire noncontrolling interest in subsidiary														115			45,895				46,010				46,010
Common stock issued for rights to acquire noncontrolling interest in subsidiary (in Shares)														11,503
Common stock issued with warrants for cash in June														7,273			422,268				429,541				429,541
Common stock issued with warrants for cash in June (in Shares)														727,273
Balance at Dec. 31, 2013														47,544			6,097,014	(7,102,188)			(957,630)	786,803			(170,827)
Balance (in Shares) at Dec. 31, 2013														4,754,309
Common stock issued for cash														3,757			1,572,318				1,576,075				1,576,075
Common stock issued for cash (in Shares)														375,686
Warrant Exercise														1,818			1,089,092				1,090,910				1,090,910
Warrant Exercise (in Shares)														181,818
Option Exercise																	25				25				25
Option Exercise (in Shares)														25
Net income (loss)																		(3,379,891)			(3,379,891)	45,908			(3,333,983)
Stock-based compensation expense															1,008,902	130,060			1,008,902	130,060			1,008,902	130,060
Balance at Dec. 31, 2014														53,118			9,897,412	(10,482,079)			(531,550)	832,711			301,161
Balance (in Shares) at Dec. 31, 2014														5,311,817
Common stock issued for cash														2,798			1,676,203				1,679,001				1,679,001
Common stock issued for cash (in Shares)														279,835
Option Exercise (in Shares)													12,500
Net income (loss)																		(1,223,723)			(1,223,723)	6,483			(1,217,240)
Stock-based compensation expense													125		74,875	341,071			75,000	341,071			75,000	341,071
Balance at Mar. 31, 2015														$ 56,042			$ 11,989,559	$ (11,705,802)			$ 339,799	$ 839,194			$ 1,178,993
Balance (in Shares) at Mar. 31, 2015														5,604,181